UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05199
Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Variable Portfolio – Managed Volatility Conservative Fund
Class 1
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Managed Volatility Conservative Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 15	0.29%
Key Fund Statistics
Fund net assets	$ 557,885,817
Total number of portfolio holdings	87
Portfolio turnove r for the reporting period	77%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Equity Risk	6.8%
Foreign Exchange Risk	5.1%
Interest Rate Risk	6.7%
Short
Equity Risk	15.5%
Foreign Exchange Risk	2.2%
Interest Rate Risk	2.4%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting in formatio
n, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Adviser
s, L
LC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Managed Volatility Conservative Fund
Class 2
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Managed Volatility Conservative Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 27	0.54%
Key Fund Statistics
Fund net assets	$ 557,885,817
Total number of portfolio holdings	87
Portfolio turnover for the reporting period	77%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio comp osition
is subject to change.
Derivative Exposure
Long
Equity Risk	6.8%
Foreign Exchange Risk	5.1%
Interest Rate Risk	6.7%
Short
Equity Risk	15.5%
Foreign Exchange Risk	2.2%
Interest Rate Risk	2.4%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management
Investm
ent Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Variable Portfolio – Managed Volatility Conservative Fund
Semiannual Financial Statements and Additional Information
June 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Managed Volatility Conservative Fund | 2024

Portfolio of Investments
June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 18.2%
	Shares	Value ($)
International 5.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,424,842	18,679,676
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	309,416	3,292,190
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	320,522	3,843,057
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	376,049	3,820,653
Total		29,635,576
U.S. Large Cap 11.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	104,671	5,337,158
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	125,579	13,081,573
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	150,895	6,840,047
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	647,064	14,300,117
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	152,461	6,433,851
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	75,137	3,073,845
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	47,470	3,161,991
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	81,228	3,090,739
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	67,197	3,473,433
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	76,467	3,337,792
Total		62,130,546
U.S. Mid Cap 0.6%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	35,765	1,744,267
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	44,256	1,736,172
Total		3,480,439
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.2%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	66,120	851,628
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	67,189	860,022
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	74,855	2,376,631
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	64,256	2,322,855
Total		6,411,136
Total Equity Funds (Cost $58,114,443)		101,657,697

Exchange-Traded Equity Funds 0.3%

U.S. Mid Cap 0.1%
iShares Core S&P Mid-Cap ETF	7,000	409,640
U.S. Mid Large Cap 0.2%
iShares Russell 1000 Growth Index Fund	3,300	1,202,883
Total Exchange-Traded Equity Funds (Cost $1,415,818)		1,612,523

Exchange-Traded Fixed Income Funds 3.0%

Investment Grade 3.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	78,100	8,366,072
Vanguard Intermediate-Term Corporate Bond ETF	101,500	8,112,895
Total		16,478,967
Total Exchange-Traded Fixed Income Funds (Cost $16,201,577)		16,478,967

Fixed Income Funds 55.3%

Investment Grade 55.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,457,597	55,212,452
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,180,028	20,971,872
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,421,814	33,561,566
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,376,055	21,004,331
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,257,812	57,196,400
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	5,923,023	55,202,578
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	6,730,210	65,484,942
Total		308,634,141
Total Fixed Income Funds (Cost $349,862,429)		308,634,141

Residential Mortgage-Backed Securities - Agency 8.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/18/2039- 07/15/2054	3.000%	21,900,000	18,682,824
07/18/2039- 07/15/2054	3.500%	6,250,000	5,637,009
07/18/2039- 07/15/2054	4.000%	13,147,000	12,139,098
07/15/2054	4.500%	7,000,000	6,598,867
07/15/2054	5.000%	4,250,000	4,107,227
Total Residential Mortgage-Backed Securities - Agency (Cost $47,375,959)			47,165,025

Put Option Contracts Purchased 0.2%
Value ($)
(Cost $1,384,635)	1,019,730

Money Market Funds 22.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(a),(d)	126,359,126	126,321,218
Total Money Market Funds (Cost $126,304,645)		126,321,218
Total Investments in Securities (Cost: $600,659,506)		602,889,301
Other Assets & Liabilities, Net		(45,003,484)
Net Assets		557,885,817
At June 30, 2024, securities and/or cash totaling $2,568,513 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
250,000 AUD	166,178 USD	Barclays	07/26/2024	—	(709)
2,180,757 USD	1,950,000 CHF	Barclays	07/26/2024	—	(3,873)
271,362 USD	250,000 EUR	Barclays	07/26/2024	—	(3,313)
6,151,630 USD	955,000,000 JPY	Barclays	07/26/2024	—	(193,470)
1,500,000 EUR	1,602,120 USD	Citi	07/26/2024	—	(6,177)
1,000,000 GBP	1,285,383 USD	Citi	07/26/2024	21,099	—
75,000,000 JPY	483,332 USD	Citi	07/26/2024	15,413	—
1,841,504 USD	19,500,000 SEK	Citi	07/26/2024	562	—
500,000 GBP	636,388 USD	Goldman Sachs International	07/26/2024	4,245	—
1,459,495 USD	2,000,000 CAD	Goldman Sachs International	07/26/2024	3,270	—
387,429 USD	60,000,000 JPY	Goldman Sachs International	07/26/2024	—	(13,094)
1,554,800 USD	2,500,000 NZD	Goldman Sachs International	07/26/2024	—	(32,030)
500,000 AUD	332,170 USD	HSBC	07/26/2024	—	(1,604)
2,550,000 CHF	2,834,530 USD	HSBC	07/26/2024	—	(12,163)
500,000 EUR	545,000 USD	HSBC	07/26/2024	8,901	—
2,682,278 USD	2,100,000 GBP	Morgan Stanley	07/26/2024	—	(27,281)
5,322,428 USD	56,000,000 NOK	Morgan Stanley	07/26/2024	—	(74,150)
14,000,000 NOK	1,324,526 USD	UBS	07/26/2024	12,457	—
1,675,300 USD	2,500,000 AUD	UBS	07/26/2024	—	(6,430)
5,154,866 USD	4,750,000 EUR	UBS	07/26/2024	—	(61,926)
2,500,000 NZD	1,528,987 USD	Wells Fargo	07/26/2024	6,217	—
15,000,000 SEK	1,443,606 USD	Wells Fargo	07/26/2024	26,632	—
Total				98,796	(436,220)

The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	64	09/2024	EUR	3,152,640	4,310	—
FTSE 100 Index	5	09/2024	GBP	410,600	1,738	—
IBEX 35 Index	17	07/2024	EUR	1,848,920	329	—
MSCI Singapore Index	5	07/2024	SGD	158,175	678	—
OMXS30 Index	71	07/2024	SEK	18,303,800	2,731	—
S&P 500 Index E-mini	69	09/2024	USD	19,049,175	57,929	—
S&P 500 Index E-mini	30	09/2024	USD	8,282,250	—	(3,247)
TOPIX Index	17	09/2024	JPY	477,785,000	34,592	—
U.S. Treasury 10-Year Note	39	09/2024	USD	4,289,391	36,796	—
U.S. Treasury 10-Year Note	23	09/2024	USD	2,529,641	—	(16,575)
U.S. Treasury 2-Year Note	65	09/2024	USD	13,274,219	34,912	—
U.S. Treasury 2-Year Note	15	09/2024	USD	3,063,281	—	(5,182)
U.S. Treasury 5-Year Note	136	09/2024	USD	14,494,625	75,953	—
Total					249,968	(25,004)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(4)	09/2024	EUR	(1,840,300)	—	(17,819)
Russell 2000 Index E-mini	(22)	09/2024	USD	(2,271,500)	—	(2,849)
S&P/TSX 60 Index	(5)	09/2024	CAD	(1,310,500)	—	(9,343)
SPI 200 Index	(4)	09/2024	AUD	(777,200)	—	(4,931)
U.S. Long Bond	(18)	09/2024	USD	(2,129,625)	20,215	—
U.S. Long Bond	(37)	09/2024	USD	(4,377,563)	—	(35,232)
U.S. Treasury Ultra Bond	(54)	09/2024	USD	(6,768,563)	—	(1,395)
Total					20,215	(71,569)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	21,841,920	40	4,300.00	12/19/2025	336,501	328,200
S&P 500 Index	Morgan Stanley	USD	24,572,160	45	4,200.00	12/19/2025	385,539	297,450
S&P 500 Index	Morgan Stanley	USD	13,651,200	25	4,000.00	12/19/2025	301,813	148,750
S&P 500 Index	Morgan Stanley	USD	11,467,008	21	4,050.00	12/19/2025	170,951	132,195
S&P 500 Index	Morgan Stanley	USD	9,282,816	17	4,100.00	12/19/2025	189,831	113,135
Total							1,384,635	1,019,730
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	132,502,429	31,593,083	(37,761,314)	(12,980)	126,321,218	—	393	3,449,838	126,359,126
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	5,915,683	7,601	(491,286)	(94,840)	5,337,158	—	962,052	—	104,671
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	14,425,389	13,118	(1,305,746)	(51,188)	13,081,573	—	2,147,446	—	125,579
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	57,050,490	366,077	(2,371,243)	167,128	55,212,452	—	(448,032)	—	6,457,597
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	5,483,207	852,196	(224,819)	729,463	6,840,047	—	430,418	—	150,895
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	21,282,133	258,762	(886,023)	317,000	20,971,872	—	(12,182)	—	2,180,028
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	34,860,108	982,968	(1,294,417)	(987,093)	33,561,566	—	(367,339)	—	4,421,814
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	20,062,403	1,151,423	(2,302,484)	(231,666)	18,679,676	—	(102,701)	867,340	1,424,842
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	15,744,315	17,151	(2,634,509)	1,173,160	14,300,117	—	1,131,885	—	647,064
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	5,492,513	900,780	(331,165)	371,723	6,433,851	—	111,111	—	152,461
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	1,833,029	51,011	(233,396)	93,623	1,744,267	—	39,666	—	35,765
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	1,834,660	22,978	(201,419)	79,953	1,736,172	—	35,357	—	44,256
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	766,283	129,847	(36,345)	(8,157)	851,628	—	2,440	—	66,120
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	765,484	126,048	(133,842)	102,332	860,022	—	(29,831)	—	67,189
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	21,713,205	200,681	(835,536)	(74,019)	21,004,331	—	(147,472)	—	2,376,055
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	59,104,752	371,456	(2,519,223)	239,415	57,196,400	—	(515,491)	—	6,257,812
CTIVP® – MFS® Value Fund, Class 1 Shares
	2,641,813	439,377	(77,254)	69,909	3,073,845	—	92,144	—	75,137
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	2,639,133	455,013	(83,796)	151,641	3,161,991	—	180,301	—	47,470
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	2,640,993	434,019	(109,354)	125,081	3,090,739	—	90,065	—	81,228
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	57,014,515	438,202	(1,984,817)	(265,322)	55,202,578	—	(291,583)	—	5,923,023
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	—	3,400,478	(14,529)	87,484	3,473,433	—	246	—	67,197
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	67,601,195	411,599	(2,910,287)	382,435	65,484,942	—	(410,603)	—	6,730,210
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	3,703,351	3,768	(332,551)	(36,776)	3,337,792	—	602,911	—	76,467
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	3,487,150	81,695	(348,591)	71,936	3,292,190	—	71,447	43,834	309,416
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	3,509,167	467,848	(249,819)	115,861	3,843,057	—	33,092	23,806	320,522
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	3,499,134	436,051	(155,564)	41,032	3,820,653	—	940	102,949	376,049
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	4,539,282	29,761	(1,753,821)	(438,591)	2,376,631	—	777,108	—	74,855
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,542,573	80,376	(1,258,202)	(1,041,892)	2,322,855	—	1,037,758	—	64,256
Total	554,654,389			1,076,652	536,613,056	—	5,421,546	4,487,767

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Fair value measurements   (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	101,657,697	101,657,697
Exchange-Traded Equity Funds	1,612,523	—	—	—	1,612,523
Exchange-Traded Fixed Income Funds	16,478,967	—	—	—	16,478,967
Fixed Income Funds	—	—	—	308,634,141	308,634,141
Residential Mortgage-Backed Securities - Agency	—	47,165,025	—	—	47,165,025
Put Option Contracts Purchased	1,019,730	—	—	—	1,019,730
Money Market Funds	126,321,218	—	—	—	126,321,218
Total Investments in Securities	145,432,438	47,165,025	—	410,291,838	602,889,301
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	98,796	—	—	98,796
Futures Contracts	270,183	—	—	—	270,183
Liability
Forward Foreign Currency Exchange Contracts	—	(436,220)	—	—	(436,220)
Futures Contracts	(96,573)	—	—	—	(96,573)
Total	145,606,048	46,827,601	—	410,291,838	602,725,487
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $64,993,354)	$65,256,515
Affiliated issuers (cost $534,281,517)	536,613,056
Option contracts purchased (cost $1,384,635)	1,019,730
Cash collateral held at broker for:
Option contracts purchased	495,708
Margin deposits on:
Futures contracts	2,072,805
Unrealized appreciation on forward foreign currency exchange contracts	98,796
Receivable for:
Investments sold	728,575
Investments sold on a delayed delivery basis	3,220,981
Dividends	529,276
Interest	76,510
Variation margin for futures contracts	176,502
Prepaid expenses	3,579
Deferred compensation of board members	85,292
Total assets	610,377,325
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	436,220
Payable for:
Investments purchased on a delayed delivery basis	50,660,188
Capital shares redeemed	1,040,821
Variation margin for futures contracts	176,603
Management services fees	3,140
Distribution and/or service fees	3,828
Service fees	25,562
Compensation of chief compliance officer	52
Compensation of board members	2,010
Other expenses	29,746
Deferred compensation of board members	113,338
Total liabilities	52,491,508
Net assets applicable to outstanding capital stock	$557,885,817
Represented by
Trust capital	$557,885,817
Total - representing net assets applicable to outstanding capital stock	$557,885,817
Class 1
Net assets	$656,871
Shares outstanding	49,987
Net asset value per share	$13.14
Class 2
Net assets	$557,228,946
Shares outstanding	42,950,303
Net asset value per share	$12.97
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$326,063
Dividends — affiliated issuers	4,487,767
Interest	40,061
Total income	4,853,891
Expenses:
Management services fees	588,497
Distribution and/or service fees
Class 2	701,001
Service fees	168,448
Custodian fees	17,833
Printing and postage fees	8,690
Accounting services fees	15,328
Legal fees	8,633
Compensation of chief compliance officer	50
Compensation of board members	8,508
Deferred compensation of board members	4,705
Other	6,346
Total expenses	1,528,039
Net investment income	3,325,852
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	345,786
Investments — affiliated issuers	5,421,546
Foreign currency translations	(29,085)
Forward foreign currency exchange contracts	(152,963)
Futures contracts	3,880,836
Option contracts purchased	(875,310)
Option contracts written	86,241
Net realized gain	8,677,051
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,117,374)
Investments — affiliated issuers	1,076,652
Forward foreign currency exchange contracts	(705,309)
Futures contracts	(262,078)
Option contracts purchased	(204,457)
Option contracts written	(5,158)
Net change in unrealized appreciation (depreciation)	(2,217,724)
Net realized and unrealized gain	6,459,327
Net increase in net assets resulting from operations	$9,785,179
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$3,325,852	$14,440,171
Net realized gain (loss)	8,677,051	(4,098,138)
Net change in unrealized appreciation (depreciation)	(2,217,724)	33,498,089
Net increase in net assets resulting from operations	9,785,179	43,840,122
Decrease in net assets from capital stock activity	(31,384,248)	(69,890,944)
Total decrease in net assets	(21,599,069)	(26,050,822)
Net assets at beginning of period	579,484,886	605,535,708
Net assets at end of period	$557,885,817	$579,484,886

	Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	3,584	46,509	17,901	220,889
Shares redeemed	(1,339)	(17,315)	(5,531)	(67,537)
Net increase	2,245	29,194	12,370	153,352
Class 2
Shares sold	1,070,081	13,669,486	2,130,562	25,752,752
Shares redeemed	(3,533,662)	(45,082,928)	(7,899,764)	(95,797,048)
Net decrease	(2,463,581)	(31,413,442)	(5,769,202)	(70,044,296)
Total net decrease	(2,461,336)	(31,384,248)	(5,756,832)	(69,890,944)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$12.89	0.09	0.16	0.25
Year Ended 12/31/2023	$11.93	0.33	0.63	0.96
Year Ended 12/31/2022	$14.16	0.20	(2.43)	(2.23)
Year Ended 12/31/2021	$13.76	0.16	0.24	0.40
Year Ended 12/31/2020	$12.70	0.15	0.91	1.06
Year Ended 12/31/2019(d)	$11.70	0.17	0.83	1.00
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$12.75	0.08	0.14	0.22
Year Ended 12/31/2023	$11.82	0.29	0.64	0.93
Year Ended 12/31/2022	$14.07	0.15	(2.40)	(2.25)
Year Ended 12/31/2021	$13.71	0.11	0.25	0.36
Year Ended 12/31/2020	$12.68	0.15	0.88	1.03
Year Ended 12/31/2019	$11.33	0.23	1.12	1.35

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$13.14	1.94%	0.29%	0.29%	1.44%	77%	$657
Year Ended 12/31/2023	$12.89	8.05%	0.29% (c)	0.29% (c)	2.73%	178%	$616
Year Ended 12/31/2022	$11.93	(15.75% )	0.29% (c)	0.29% (c)	1.56%	147%	$422
Year Ended 12/31/2021	$14.16	2.91%	0.29% (c)	0.29% (c)	1.18%	195%	$421
Year Ended 12/31/2020	$13.76	8.35%	0.30%	0.30%	1.16%	132%	$363
Year Ended 12/31/2019 (d)	$12.70	8.55%	0.31%	0.31%	1.57%	139%	$53
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$12.97	1.73%	0.54%	0.54%	1.18%	77%	$557,229
Year Ended 12/31/2023	$12.75	7.87%	0.54% (c)	0.54% (c)	2.43%	178%	$578,869
Year Ended 12/31/2022	$11.82	(15.99% )	0.54% (c)	0.54% (c)	1.22%	147%	$605,114
Year Ended 12/31/2021	$14.07	2.63%	0.54% (c)	0.54% (c)	0.81%	195%	$744,356
Year Ended 12/31/2020	$13.71	8.12%	0.55%	0.55%	1.15%	132%	$901,838
Year Ended 12/31/2019	$12.68	11.91%	0.57%	0.57%	1.90%	139%	$572,701
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Notes to Financial Statements
June 30, 2024 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Volatility Conservative Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives
Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.

Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity risk and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written
Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	102,307 *
Equity risk	Investments, at value — Option contracts purchased	1,019,730
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	98,796
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	167,876 *
Total		1,388,709

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	38,189 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	436,220
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	58,384 *
Total		532,793

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	4,040,052	(875,310)	86,241	3,250,983
Foreign exchange risk	(152,963)	—	—	—	(152,963)
Interest rate risk	—	(159,216)	—	—	(159,216)
Total	(152,963)	3,880,836	(875,310)	86,241	2,938,804

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	(462,080)	(204,457)	(5,158)	(671,695)
Foreign exchange risk	(705,309)	—	—	—	(705,309)
Interest rate risk	—	200,002	—	—	200,002
Total	(705,309)	(262,078)	(204,457)	(5,158)	(1,177,002)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	74,021,505
Futures contracts — short	18,670,897

Derivative instrument	Average value ($)
Option contracts purchased	1,231,306
Option contracts written	(8,878)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	155,967	(202,566)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
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Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2024:
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	37,074	7,515	8,901	-	12,457	32,849	98,796
Put option contracts purchased	-	-	-	-	1,019,730	-	-	1,019,730
Total assets	-	37,074	7,515	8,901	1,019,730	12,457	32,849	1,118,526
Liabilities
Forward foreign currency exchange contracts	201,365	6,177	45,124	13,767	101,431	68,356	-	436,220
Total liabilities	201,365	6,177	45,124	13,767	101,431	68,356	-	436,220
Total financial and derivative net assets	(201,365)	30,897	(37,609)	(4,866)	918,299	(55,899)	32,849	682,306
Total collateral received (pledged) (a)	-	-	-	-	-	-	-	-
Net amount (b)	(201,365)	30,897	(37,609)	(4,866)	918,299	(55,899)	32,849	682,306

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2024 was 0.21% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating

Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2024 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2024 through April 30, 2025 (%)	Prior to May 1, 2024 (%)
Class 1	0.77	0.78
Class 2	1.02	1.03
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $373,666,358 and $403,493,288, respectively, for the six months ended June 30, 2024, of which $346,626,787 and $357,420,364, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules
Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2024.
Note 8. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant

Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interest of the fund and, by October 2, 2024 or earlier, certain money market funds must impose a mandatory liquidity fee on redemptions if net redemptions exceed 5% of their net assets. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At June 30, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Variable Portfolio – Managed Volatility Conservative Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Managed Volatility Conservative Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that the Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally,  and the Investment Manager’s willingness to take steps intended to improve performance.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Variable Portfolio – Managed Volatility Conservative Fund  | 2024

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Variable Portfolio – Managed Volatility Conservative Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2024 Columbia Management Investment Advisers, LLC.
SAR7045_12_P01_(08/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 22, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 22, 2024